SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of 2025, 2026, 2027 and 2030 Convertible Notes (Note 16)	¥ 71,342		¥ 64,115	¥ 59,429
Interest expense on bank and other borrowings	551,046		336,533	222,918
Interest expense on finance leases	117,906		93,264	90,679
Total interest costs	740,294		493,912	373,026
Less: Total interest costs capitalized	(141,669)		(92,937)	(60,854)
Interest expense, net	¥ 598,625	$ 85,602	¥ 400,975	¥ 312,172